Expense Example - INVESCO SUMMIT FUND	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class P 1 Year	Class P 3 Years	Class P 5 Years	Class P 10 Years	Class S 1 Year	Class S 3 Years	Class S 5 Years	Class S 10 Years	Class Y 1 Year	Class Y 3 Years	Class Y 5 Years	Class Y 10 Years	Class R5 1 Year	Class R5 3 Years	Class R5 5 Years	Class R5 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	645	848	1,067	1,696	277	548	944	1,853	86	268	466	1,037	91	284	493	1,096	76	237	411	918	78	243	422	942	72	224	390	871